JPMorgan Insurance Trust

270 Park Avenue

New York, New York 10017

February 28, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Insurance Trust on behalf of

JPMorgan Insurance Trust Global Allocation Portfolio (the “Portfolio”)

File No. 811-07874 and 333-66080

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of JPMorgan Insurance Trust pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 53 (Amendment No. 54 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

Please note the following when reviewing the Amendment:

The Portfolio’s investment strategy is substantially similar to that of the JPMorgan Global Allocation Fund, a series of JPMorgan Trust I (the “Global Allocation Fund”). On December 22, 2016, the Global Allocation Fund filed a Post-Effective Amendment to its Registration Statement on Form N-1A to make certain changes to its investment strategy (post-effective amendment No. 471 under the 1933 Act and No. 472 under the 1940 Act; File No. 333-103022 and 811-21295; accession number 0001193125-16-801383) (the “Reference Filing”). The purpose of the Amendment is to incorporate changes to the Portfolio’s investment strategy corresponding to those made by the Global Allocation Fund in the Reference Filing.

The staff of the SEC (the “Staff”) reviewed and provided comments on the Reference Filing. The Global Allocation Fund responded to comments provided by the Staff and filed a revised Registration Statement on February 27, 2017 that responded to Staff comments (post-effective amendment No. 480 under the 1933 Act and No. 481 under the 1940 Act; File No. 333-103022 and 811-21295; accession number 0001193125-17-059263). The investment strategy description included in the “What are the Portfolio’s main investment strategies?” and “Additional Information About the Portfolio’s Investment Strategies” sections in the Amendment are substantially similar to the corresponding sections for the Global Allocation Fund and incorporate the edits made by the Global Allocation Fund to such sections in response to the above mentioned Staff comments.

As such, given the substantially similar investment strategies of the Portfolio and the Global Allocation Fund, the recent review by the Staff of the Reference Filing and the Portfolio’s incorporation of Staff comments as noted above, we hereby request that the “What are the Portfolio’s main investment strategies?” and the “Additional Information About the Portfolio’s Investment Strategies” sections be given limited review by the Staff.

If you have any questions, please call Carmine Lekstutis at (212) 648-0919.

Very truly yours,

/s/ Carmine Lekstutis
Carmine Lekstutis
Assistant Secretary